ASSET HELD FOR SALE - Narrative (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Nov. 17, 2025	Aug. 18, 2025
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from disposal of subsidiary	R 147.5	R 0.0	R 0.0
Loss on disposal of subsidiary	4.8	0.0	R 0.0
Disposal groups classified as held for sale
Disclosure of analysis of single amount of discontinued operations [line items]
Loss on disposal of subsidiary	4.8
Disposal groups classified as held for sale | Stellar
Disclosure of analysis of single amount of discontinued operations [line items]
Percentage of interest held					50.25%
Percentage of ownership in subsidiary, initial					89.94%
Percentage of ownership in subsidiary				100.00%
Net carrying amount	137.1	R 110.9
Proceeds from disposal of subsidiary	147.5
Loss on disposal of subsidiary	R 4.8